Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000246552 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000246552 [Member] | Wix com Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000246552 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000246552 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246552 [Member] | Q2 Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246552 [Member] | GoDaddy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000246552 [Member] | RadNet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000246552 [Member] | Fortinet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246552 [Member] | Shake Shack Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246552 [Member] | Deckers Outdoor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000246552 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.20%
C000246552 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000246552 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000246552 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000246552 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000246552 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000246552 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000246552 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000246552 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248655 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248655 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.40%
C000248655 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.80%)
C000248655 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250280 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000250280 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000250280 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250354 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000250354 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)
C000250354 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000251231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251231 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.50%
C000251231 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
C000251231 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252052 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.40%
C000252052 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000252052 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252053 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.80%
C000252053 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000252053 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252247 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252247 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000252247 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000252247 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000252366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252366 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.60%
C000252366 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000252366 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000252372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000252372 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000252372 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000252372 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254278 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
C000254278 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000254278 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254279 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254279 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000254279 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000254279 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254587 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000254587 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000254587 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000254589 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000254589 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000254589 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%